14. Other Operating Income and Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Operating Income And Expense
Visa debit card income	$ 3,911	$ 3,757	$ 3,589
Bank owned life insurance income	384	400	407
Gain (loss) on sale of capital assets	544	(32)	0
Other	1,354	1,175	854
Miscellaneous non-interest income	6,193	5,300	4,850
ATM expense	542	673	658
Consulting	1,012	785	2,257
Data processing	466	426	418
Deposit program expense	586	539	371
Dues and subscriptions	421	354	451
FHLB advance prepayment penalty	0	508	1,260
Internet banking expense	603	720	710
Office supplies	503	517	465
Telephone	678	855	754
Other	2,834	2,540	1,399
Other non-interest expense	$ 7,645	$ 7,917	$ 8,743